VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES [Abstract]
Variable interest entities ("VIEs")

5.	VARIABLE INTEREST ENTITIES

5.1	Lessor VIEs

As of December 31, 2022, we leased one vessel (December 31, 2021: eight vessels) from a VIE as part of a sale and leaseback agreement.

As further discussed in note 14, during the year ended December 31, 2022, the Vessel SPA (defined below) in the CoolCo Disposal resulted in the disposals of our subsidiaries, including the disponent owners of seven vessels that were subject to these sale and leaseback agreements (Golar Seal, Golar Crystal, Golar Bear, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin). Consequently, this resulted in the deconsolidation of the lessor VIEs against non-controlling interest of $182.7 million on our consolidated balance sheet. In December 2021, we repurchased the Golar Tundra and terminated the sale and leaseback arrangement with China Merchants Bank Co. Ltd (“CMBL”) for $103.3 million which resulted in the deconsolidation of the lessor VIE against non-controlling interest of $25.9 million on our consolidated balance sheet. The results of the disposed disponent owners were classified as discontinued operations.

Our continuing lessor VIE as of December 31, 2022, is with a CSSC. The CSSC entity is a wholly-owned, SPV (“Lessor SPV”). In this transaction, we sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

While we do not hold any equity investments in the Lessor SPV, we have determined that we have a variable interest in the Lessor SPV and that the lessor entity, that owns the vessel, is the lessor VIE. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of the lessor VIE and, accordingly, the lessor VIE is consolidated into our financial results. We did not record any gains or losses from the sale of this vessel as if continued to be reported as a vessels at its original cost in our consolidated financial statements at the time of transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIE is included in non-controlling interests in our consolidated financial statements. As of December 31, 2022 and 2021, the respective vessels are reported under “Vessels and equipment, net” or “Non-current assets held for sale” in our consolidated balance sheets.

The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2022:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	10 years	633.2	June 2023	300.0	June 2028

A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2022, are shown below:

(in thousands of $)	2023	2024	2025	2026	2027	2028
FLNG Hilli (1)	115,954	110,779	105,348	100,044	94,741	22,841
(1) The payment obligations above include variable rental payments due under the lease based on assumed LIBOR plus a margin.
The assets and liabilities of the lessor VIE that most significantly impact our consolidated balance sheets as of December 31, 2022 and 2021, are as follows:

(in thousands of $)	2022	2021
Assets	Total	Total
Restricted cash and short-term deposits (note 15)	21,691	16,523

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(337,547)	(380,554)
Long-term debt (1)	(156,563)	(216,313)
	(494,110)	(596,867)
(1) Where applicable, these balances are net of deferred finance charges (note 21).

The most significant impact of the lessor VIE’s operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Continuing operations
Statement of operations
Interest expense	8,406	5,178	11,687

Statement of cash flows
Net debt repayments	(123,554)	(97,056)	(446,484)
Net debt receipts	20,640	2,848	354,901
Financing costs paid	—	—	(3,731)

Discontinued operations
Statement of operations
Interest expense	3,814	17,492	23,046

Statement of cash flows
Net debt repayments	—	(234,873)	(104,179)
Net debt receipts	—	10,402	104,806
Financing costs paid	—	(1,568)	(200)

5.2	Golar Hilli LLC

In 2018, we and affiliates of Keppel Shipyard Limited (“Keppel”) and Black & Veatch Corporation (“B&V”) (together, the “Sellers"), completed the sale (the “Hilli Disposal”) to Golar LNG Partners LP (“Golar Partners”) of common units (the “Hilli Common Units”) in our consolidated subsidiary Golar Hilli LLC (“Hilli LLC”), which owns Golar Hilli Corporation (“Hilli Corp”), the disponent owner of the FLNG Hilli.

Concurrently with the closing of the Hilli Disposal, we entered into the Amended and Restated Limited Liability Company Agreement of Hilli LLC (the “LLC Agreement”) on July 12, 2018. The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal and as of December 31, 2022, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%

We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the FLNG Hilli and, as a result, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary. As such, we continue to consolidate both Hilli LLC and Hilli Corp.

All three classes of ownership interests in Hilli LLC have certain participating and protective rights. We reflect Golar Partners, Keppel and B&V’s ownership in Hilli LLC as non-controlling interests in our financial statements.

Hilli LLC shall make distributions to holders of Hilli Common Units when, as and if declared by us; provided, however, that no distributions may be made on the Hilli Common Units on any distribution date unless Series A Distributions (defined below) and Series B Distributions (defined below) for the most recently ended quarter and any accumulated Series A Distributions and Series B Distributions in arrears for any past quarter have been or contemporaneously are being paid or provided for.

Series A Special Units:
The Series A Special Units of Hilli LLC rank senior to the Hilli Common Units and on par with the Series B Special Units. Upon termination of the LTA, Hilli LLC has a right to redeem the Series A Special Units from legally available funds at a redemption price of $1 (per Series A Special Unit) plus any unpaid distributions. There are no conversion features on the Series A Special Units. “Series A Distributions” reflect all incremental cash receipts by Hilli Corp during such quarter when Brent linked crude prices rise above $60 per barrel with contractually defined adjustments.

Series B Special Units:
The Series B Special Units of Hilli LLC rank senior to the Hilli Common Units and on par with the Series A Special Units. There are no conversion or redemption features on the Series B Special Units. Incremental returns generated from future vessel expansion capacity (currently uncontracted and excluding the exercise of additional capacity under the existing LTA) include cash receipts and contractually defined adjustments. Of such vessel expansion capacity distributions (“Series B Distributions”):

•holders of Series B Special Units are entitled to 95% of these distributions; and
•holders of Hilli Common Units are entitled to 5% of these distributions.

Hilli Common Units:
Distributions attributable to holders of Hilli Common Units are not declared until any accumulated Series A Special Units and Series B Special Units distributions have been paid. As discussed above, holders of Hilli Common Units are entitled to receive a pro rata share of 5% of the vessel expansion capacity distributions.

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2022 and 2021, are as follows:

(in thousands of $)	2022	2021
Balance sheet
Current assets	105,738	157,643
Non-current assets	1,481,722	1,280,217
Current liabilities	(381,131)	(444,352)
Non-current liabilities	(240,146)	(270,371)
(1) As Hilli LLC is the primary beneficiary of the lessor VIE (see above) the Hilli LLC balances include the lessor VIE.
The most significant impacts of the lessor VIE’s operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Statement of operations
Liquefaction services revenue	213,970	221,020	226,061
Realized and unrealized gain/(loss) on oil and gas derivative instruments	520,997	204,663	(42,561)

Statement of cash flows
Net debt repayments	(123,554)	(97,056)	(322,304)
Net debt receipts	20,640	2,848	230,721
Cash dividends paid	(55,169)	(33,136)	(26,072)

5.3	Gimi MS Corporation

In April 2019, Gimi MS entered into a subscription agreement with First FLNG Holdings, a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, in respect to First FLNG Holdings’ participation in a 30% share of the Gimi (the “Subscription Agreement”). Gimi MS will construct, own and operate the Gimi and First FLNG Holdings subscribed for 30% of the total issued common share capital of Gimi MS for a subscription price equivalent to 30% of the estimated project cost. Under the Subscription Agreement, Gimi MS may call for cash from the shareholders for any future funding requirements and shareholders are required to contribute to such cash calls up to a defined cash call contribution.

Concurrent with the closing of the sale of the common shares, we have determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2022 and 2021, are as follows:

(in thousands of $)	2022	2021
Balance sheet
Current assets	12,460	7,107
Non-current assets	1,195,725	877,835
Current liabilities	(10,666)	(18,127)
Non-current liabilities	(516,298)	(389,244)

The most significant impacts of Gimi MS VIE’s operations on our consolidated statement of cash flows, for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Statement of cash flows
Additions to asset under development	267,421	213,481	217,590
Capitalized financing costs	(2,748)	(5,605)	(11,302)
Net debt receipts	125,000	110,000	170,000
Proceeds from subscription of equity interest	39,275	25,403	11,081